UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22398

Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy, Camden, DE 19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: July 1, 2021 - June 30, 2022

Trajan Wealth Income Opportunities ETF Proxy Vote Records
Atlas Corp.
Security		Y0436Q109	Meeting Type		Annual
Ticker Symbol		ATCO	Meeting Date		2-Nov-21
Record Date		10-Sep-21
Item	Proposal		Type	Vote	Management Recommendation
1	Election of Directors
1.01	Bing Chen		Management	For	For
1.02	David Sokol		Management	For	For
1.03	Lawrence Simkins		Management	For	For
1.04	John C. Hsu		Management	For	For
1.05	Nichals Pitts-Tucker		Management	For	For
1.06	Lawrence Chin		Management	For	For
1.07	Stephen Wallace		Management	For	For
1.08	Katie Wade		Management	For	For
2	Ratification of the appointment of KPMG LLP, Chartered Professional Accountants, as Atlas Corp.'s independent auditors for the fiscal year ending December 31, 2021.		Management	For	For
The transaction of such other business as may properly come before the meeting.

Athene Holding Ltd.
Security		G0684D305	Meeting Type		Special
Ticker Symbol		ATH-A	Meeting Date		21-Dec-21
Record Date		4-Nov-21
Item	Proposal		Type	Vote	Management Recommendation
1
To approve the merger of AHL and Blue Merger Sub, Ltd. and the Agreement and Plan of Merger, by and among Apollo Global Management, Inc., AHL, Tango Holdings, Inc., Blue Holdings, Inc., Blue Merger Sub, Ltd. and Green Merger Sub, inc. (which, as it may be amended from time to time, we refer to as the merger agreement), and statutory merger agreement required by Section 105 of the Companies Act, 1981 (as amended) of Bermuda, which proposal is referred to as the AHL merger agreement proposal.
			Management	For	For
2
To approve the adjournment of the AHL special general meeting to solicit additional proxies if there are not sufficient votes at the time of the AHL special general meeting to approve the AHL merger agreement proposal or to ensure that any supplement or amendment to the joint proxy statement/prospectus is timely provided to holders of AHL Common Shares and AHL Preferred Shares, which is refereed to as the AHL adjournment proposal.
			Management	For	For

Hanesbrands Inc.
Security		410345102	Meeting Type		Annual
Ticker Symbol		HBI	Meeting Date		26-Apr-22
Record Date		15-Feb-22
Item	Proposal		Type	Vote	Management Recommendation
Due to configuration issues with the vendor, vote was not cast.

Truist Financial Corporation
Security		89832Q109		Meeting Type	Annual
Ticker Symbol		TFC		Meeting Date	26-Apr-22
Record Date		17-Feb-22
Item	Proposal		Type	Vote	Management Recommendation
Due to configuration issues with the vendor, vote was not cast.

Sonoco Products Company
Security		835495102		Meeting Type	Annual
Ticker Symbol		SON		Meeting Date	20-Apr-22
Record Date		23-Feb-22
Item	Proposal		Type	Vote	Management Recommendation
Due to configuration issues with the vendor, vote was not cast.

The Williams Companies, Inc.
Security		969457100		Meeting Type	Annual
Ticker Symbol		WMB		Meeting Date	26-Apr-22
Record Date		25-Feb-22
Item	Proposal		Type	Vote	Management Recommendation
Due to configuration issues with the vendor, vote was not cast.

Valero Energy Corporation
Security		91913Y100		Meeting Type	Annual
Ticker Symbol		VLO		Meeting Date	28-Apr-22
Record Date		3-Mar-22
Item	Proposal		Type	Vote	Management Recommendation
Due to configuration issues with the vendor, vote was not cast.

Black Hills Corporation
Security			92113109	Meeting Type		Annual
Ticker Symbol			BKH	Meeting Date		26-Apr-22
Record Date			7-Mar-22
Item		Proposal		Type	Vote	Management Recommendation
Due to configuration issues with the vendor, vote was not cast.

Realty Income Corporation
Security			756109104	Meeting Type		Annual
Ticker Symbol			O	Meeting Date		17-May-22
Record Date			11-Mar-22
Item		Proposal		Type	Vote	Management Recommendation
1	The election of eleven director nominees named in the Proxy Statement to serve until the 2023 annual meeting of stockholders and until their respective successors are duly elected and qualified.
	1.01	Priscilla Almodovar		Management	For	For
	1.02	Jacqueline Brady		Management	For	For
	1.03	A. Larry Chapman		Management	For	For
	1.04	Reginald H. Gilyard		Management	For	For
	1.05	Mary Hogan Preusse		Management	For	For
	1.06	Priya Cherian Huskins		Management	For	For
	1.07	Gerardo I. Lopez		Management	For	For
	1.08	Michael D. McKee		Management	For	For
	1.09	Gregory T. McLaughlin		Management	For	For
	1.10	Ronald L. Merriman		Management	For	For
	1.11	Sumit Roy		Management	For	For
2	The ratification of the appoinment of KPMG LLP as our independent registered public accounting firm for the year ending December 31, 2022.			Management	For	For
3	A non-binding advisory proposal to approve the compensation of our named executive officers as described in the Proxy Statement.			Management	For	For
4	Amendment of the Compnay's charter to increase the number of authorized shares of common stock.			Management	For	For
The transaction of such other business as may properly come before the meeting.

Bristol Myers Squibb Company
Security			110122108	Meeting Type		Annual
Ticker Symbol			BMY	Meeting Date		3-May-22
Record Date			14-Mar-22
Item		Proposal		Type	Vote	Management Recommendation
Due to configuration issues with the vendor, vote was not cast.

Bunge Limited
Security			G16962105	Meeting Type		Annual
Ticker Symbol			BG	Meeting Date		12-May-22
Record Date			14-Mar-22
Item		Proposal		Type	Vote	Management Recommendation
1	Election of Directors
	1.01	Sheila Bair		Management	For	For
	1.02	Carol Browner		Management	Against	For
	1.03	Paul Fribourg		Management	For	For
	1.04	J. Erik Fyrwald		Management	For	For
	1.05	Gregory Heckman		Management	For	For
	1.06	Bernardo Hees		Management	For	For
	1.07	Kathleen Hyle		Management	Against	For
	1.08	Michael Kobori		Management	For	For
	1.09	Kenneth Simril		Management	For	For
	1.10	Henry "Jay" Winship		Management	For	For
	1.11	Mark Zenuk		Management	For	For
2	Advisory vote to approve executive compensation.			Management	For	For
3
To appoint Deloitte & Touche LLP as Bunge Limited's independent auditor for the fiscal year ending December 31, 2022, and to authorize the audit committee of the Board of Directors to determine the independent auditor's fees.
				Management	For	For
4	To approve the amendments to the Bye-Laws of Bunge Limited as set forth in the proxy statement.			Management	For	For
5	Shareholder proposal regarding shareholder right to act by written consent.			Shareholder	Against	Against
The transaction of such other business as may properly come before the meeting.

American International Group, Inc.
Security			26874784	Meeting Type		Annual
Ticker Symbol			AIG	Meeting Date		11-May-22
Record Date			16-Mar-22
Item		Proposal		Type	Vote	Management Recommendation
1	Election of Directors
	1.01	James Cole, Jr.		Management	For	For
	1.02	W. Don Cornwell		Management	For	For
	1.03	William G. Jurgensen		Management	For	For
	1.04	Linda A. Mills		Management	For	For
	1.05	Thomas F. Motamed		Management	For	For
	1.06	Peter R. Porrino		Management	For	For
	1.07	John G. Rice		Management	For	For
	1.08	Douglas M. Steenland		Management	For	For
	1.09	Therese M. Vaughan		Management	For	For
	1.10	Peter Zaffino		Management	For	For
2	Approve, on an advisory basis, the 2021 compensation of AIG's named executives.			Management	For	For
3	Ratify the selection of PricewaterhouseCoopers LLC to serve as AIG's Independent registered public accounting firm for 2022.			Management	For	For
4	Shareholder proposal to reduce the threshold to call special meetings from 25 percent to 10 percent.			Shareholder	For	Against

OGE Energy Corp.
Security			670837103	Meeting Type		Annual
Ticker Symbol			OGE	Meeting Date		19-May-22
Record Date			21-Mar-22
Item		Proposal		Type	Vote	Management Recommendation
1	Election of Directors
	1.01	Frank A. Bozich		Management	For	For
	1.02	Peter D. Clarke		Management	For	For
	1.03	David L. Hauser		Management	For	For
	1.04	Luther C. Kissam, IV		Management	For	For
	1.05	Judy R. McReynolds		Management	For	For
	1.06	David E. Rainbolt		Management	For	For
	1.07	J. Michael Sanner		Management	For	For
	1.08	Sheila G. Talton		Management	For	For
	1.09	Sean Trauschke		Management	For	For
2	Ratification of the appointment of Ernest & Young LLP as the Company's principal independent accountants for 2022.			Management	For	For
3	Adivsory Vote to approve named Executive Office Compensation.			Management	For	For
4	Amendment of the Restated Certificate of Incorporation to eliminate Supermajority Voting Provisions.			Management	For	For
5	Approval of OGE Energy Corp. 2022 Stock Incentive Plan.			Management	For	For
6	Shareholder Proposal regarding modification of the Supermajority Voting Provisions.			Shareholder	Against	Against
The transaction of such other business as may properly come before the meeting.

Flowers Food, Inc.
Security			670837103	Meeting Type		Annual
Ticker Symbol			FLO	Meeting Date		26-May-22
Record Date			22-Mar-22
Item		Proposal		Type	Vote	Management Recommendation
1	To elect as directors of the company the twelve nominees identified in the proxy statement, each to serve for a term of one year:
	1.01	George E. Deese		Management	For	For
	1.02	Edward J. Casey, Jr.		Management	For	For
	1.03	Thomas C. Chubb, III		Management	For	For
	1.04	Rhonda Gass		Management	For	For
	1.05	Benjamin H. Griswold, IV		Management	For	For
	1.06	Margaret G. Lewis		Management	For	For
	1.07	W. Jameson McFadden		Management	For	For
	1.08	A. Ryals McMullian		Management	For	For
	1.09	James T. Spear		Management	For	For
	1.10	Melvin T. Stith, Ph.D.		Management	For	For
	1.11	Terry S. Thomas		Management	For	For
	1.12	C. Martin Wood III		Management	For	For
2	To approve by advisory vote the compansation of the company's named executive officers.			Management	For	For
3	To ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for Flowers Food, Inc. for the fiscal year ending December 31, 2022.			Management	For	For
4	To consider a shareholder proposal regarding political contribution disclosure, if properly presented at the annual meeting.			Shareholder	For	Against
The transaction of such other business as may properly come before the meeting.

Medical Properties Trust, Inc.
Security			58463J304	Meeting Type		Annual
Ticker Symbol			MPW	Meeting Date		26-May-22
Record Date			29-Mar-22
Item		Proposal		Type	Vote	Management Recommendation
1	To elect nine directors:
	1.01	Edward K. Aldag, Jr.		Management	For	For
	1.02	G. Steven Dawson		Management	For	For
	1.03	R. Steven Hammer		Management	Against	For
	1.04	Caterina A. Mozingo		Management	For	For
	1.05	Emily W. Murphy		Management	For	For
	1.06	Elizabeth N. Pitman		Management	For	For
	1.07	D. Paul Sparks, Jr.		Management	For	For
	1.08	Michael G. Stewart		Management	For	For
	1.09	C. Reynolds Thompson, III		Management	For	For
2	To ratify the appointment of PricewaterhouseCoopers LLP as independent registered public firm for the fiscal year ending December 31, 2022.			Management	For	For
3	To approve the compensation of the Company's executive officers, on a non-binding basis.			Management	For	For
4	To approve the Medical Properties Trust, Inc. Amended and Restated 2019 Equity Investment Plan.			Management	For	For
The transaction of such other business as may properly come before the meeting.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

By:	Katherine M. Honey President and Principal Executive Officer

Date:	August 10, 2022